THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
Board of Directors

Enrique R. Arzac/2,4/     Douglas G. Ober/1/
Daniel E. Emerson/1,3/    Landon Peters/1,3/
Edward J. Kelly, III/1,4/ John J. Roberts/2,4/
Thomas H. Lenagh/3,4/     Susan C. Schwab/1,3/
W.D. MacCallan/2,4/       Robert J.M. Wilson/1,3/
W. Perry Neff/1,2/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober         Chairman and
                        Chief Executive Officer
Joseph M. Truta         President
Richard F. Koloski      Executive Vice President
Lawrence L. Hooper, Jr. Vice President, Secretary
                        and General Counsel
Maureen A. Jones        Vice President and
                        Chief Financial Officer
Christine M. Sloan      Assistant Treasurer
Geraldine H. Stegner    Assistant Secretary

                                   --------
                                  Stock Data
                                   --------

Price (3/31/02)           $14.12
Net Asset Value (3/31/02) $15.81
Discount:                  10.7%

New York Stock Exchange and Pacific Exchange ticker symbol: ADX
NASDAQ Mutual Fund Quotation Symbol: XADEX
Newspaper stock listings are generally under the abbreviation: AdaEx

                               ----------------
                             Distributions in 2002
                               ----------------

From Investment Income
(paid or declared)      $0.10
From Net Realized Gains  0.06
                        -----
Total                   $0.16
                        =====

                            ----------------------
                          2002 Dividend Payment Dates
                            ----------------------

             March 1, 2002
             June 1, 2002
             September 1, 2002*
             December 27, 2002*

        *Anticipated
                                    [GRAPHIC]

BUILDING FOR THE FUTURE
         WITH SOLID INVESTMENTS (R)

[LOGO] ADAMS
EXPRESS
COMPANY (R)

                             FIRST QUARTER REPORT
                        -------------------------------
                                March 31, 2002

                            LETTER TO STOCKHOLDERS

--------------------------------------------------------------------------------



We submit herewith the financial statements for the three months ended March 31, 2002 a schedule of investments, and summary financial information.

Net assets of the Company at March 31, 2002 were $15.81 per share on 84,916,462 shares outstanding, compared with $16.05 per share at December 31, 2001 on 85,233,262 shares outstanding. On March 1, 2002, a distribution of $0.08 per share was paid consisting of $0.03 from 2001 long-term capital gain, $0.03 from 2001 short-term capital gain, $0.01 from 2001 investment income, and $0.01 from 2002 investment income, all taxable in 2002. A regular 2002 investment income dividend of $0.08 per share has been declared to shareholders of record May 17, 2002, payable June 1, 2002.

Net investment income for the three months ended March 31, 2002 amounted to $4,377,616, compared with $5,180,500 for the same period in 2001. These earnings are equal to $0.05 and $0.06 per share, respectively, on the average number of shares outstanding during each period.

Net capital gain realized on investments for the three months ended March 31, 2002 amounted to $4,325,777, the equivalent of $0.05 per share.

The Annual Meeting, held on March 26, 2002 in Phoenix, Arizona, was very well attended by shareholders. The results of the voting at the Annual Meeting are shown on page 13.

We encourage you to visit our newly-revamped website at www.adamsexpress.com, where current and potential shareholders can find information about the Company, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV. We have given the website a new look and have made it even easier to navigate and find up-to-date information about the Company. Also available at the website are a brief history of the Company, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 14 of this report.

We are pleased to announce effective March 26, 2002, the Board of Directors elected Ms. Maureen A. Jones to Vice President and Chief Financial Officer. Ms. Jones has been the Company's Treasurer since 1993 and was elected Vice President and Treasurer in 1998.

                               -----------------

The Company is an internally-managed equity fund whose investment policy is essentially based on the primary objectives of preservation of capital, the attainment of reasonable income from investments and, in addition, an opportunity for capital appreciation.

By order of the Board of Directors,

/s/ DOUGLAS G. OBER
Douglas G. Ober,
Chairman and
Chief Executive Officer

/s/ JOSEPH M. TRUTA
Joseph M. Truta,
President

April 19, 2002

                      STATEMENT OF ASSETS AND LIABILITIES

--------------------------------------------------------------------------------

                                March 31, 2002
                                  (unaudited)



Assets
Investments* at value:
  Common stocks and convertible securities
    (cost $807,493,644)                                                   $1,187,636,687
  Non-controlled affiliate, Petroleum & Resources Corporation
    (cost $26,585,260)                                                        48,322,453
  Short-term investments (cost $101,199,425)                                 101,199,425 $1,337,158,565
-----------------------------------------------------------------------------------------
Cash                                                                                             81,991
Securities lending collateral                                                               114,908,616
Receivables:
  Investment securities sold                                                                  1,365,331
  Dividends and interest                                                                      1,313,868
Prepaid expenses and other assets                                                             7,204,196
-------------------------------------------------------------------------------------------------------
    Total Assets                                                                          1,462,032,567
-------------------------------------------------------------------------------------------------------
Liabilities
Open written option contracts at value (proceeds $793,177)                                      569,610
Obligations to return securities lending collateral                                         114,908,616
Accrued expenses                                                                              3,665,900
-------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                       119,144,126
-------------------------------------------------------------------------------------------------------
    Net Assets                                                                           $1,342,888,441
-------------------------------------------------------------------------------------------------------
Net Assets
Common Stock at par value $1.00 per share, authorized 150,000,000 shares;
  issued and outstanding 84,916,462 shares                                               $   84,916,462
Additional capital surplus                                                                  844,622,265
Undistributed net investment income                                                           6,463,076
Undistributed net realized gain on investments                                                4,782,835
Unrealized appreciation on investments                                                      402,103,803
-------------------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                                $1,342,888,441
-------------------------------------------------------------------------------------------------------
    Net Asset Value Per Share of Common Stock                                                    $15.81
-------------------------------------------------------------------------------------------------------

*See Schedule of Investments on pages 8 through 10.

The accompanying notes are an integral part of the financial statements.

                            STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                       Three Months Ended March 31, 2002
                                  (unaudited)


Investment Income
  Income:
    Dividends:
      From unaffiliated issuers                                                            $  4,893,036
      From non-controlled affiliate                                                              95,688
    Interest and other income                                                                   538,701
--------------------------------------------------------------------------------------------------------
      Total income                                                                            5,527,425
--------------------------------------------------------------------------------------------------------
  Expenses:
    Investment research                                                                         342,286
    Administration and operations                                                               283,398
    Directors' fees                                                                              57,250
    Reports and stockholder communications                                                      142,841
    Transfer agent, registrar and custodian expenses                                             90,163
    Auditing and accounting services                                                             23,734
    Legal services                                                                                7,916
    Occupancy and other office expenses                                                          55,467
    Travel, telephone and postage                                                                31,064
    Other                                                                                       115,690
--------------------------------------------------------------------------------------------------------
      Total expenses                                                                          1,149,809
--------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                   4,377,616
--------------------------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation on Investments
  Net realized gain on security transactions                                                  4,172,676
  Net realized gain distributed by regulated investment company (non-controlled affiliate)      153,101
  Change in unrealized appreciation on investments                                          (22,889,756)
--------------------------------------------------------------------------------------------------------
      Net Loss on Investments                                                               (18,563,979)
--------------------------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                                             $(14,186,363)
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                      STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------




                                                             Three Months Ended    Year Ended
                                                               March 31, 2002   December 31, 2001
                                                             ------------------ -----------------
                                                                (unaudited)
From Operations:
  Net investment income                                        $    4,377,616    $   21,091,920
  Net realized gain on investments                                  4,325,777       113,686,714
  Change in unrealized appreciation on investments                (22,889,756)     (622,475,783)
-------------------------------------------------------------------------------------------------
    Change in net assets resulting from operations                (14,186,363)     (487,697,149)
-------------------------------------------------------------------------------------------------
Dividends to Stockholders from:
  Net investment income                                            (1,702,660)      (21,153,837)
  Net realized gain from investment transactions                   (5,107,982)     (111,923,436)
-------------------------------------------------------------------------------------------------
    Decrease in net assets from distributions                      (6,810,642)     (133,077,273)
-------------------------------------------------------------------------------------------------
From Capital Share Transactions:
  Value of shares issued in payment of exercised options and
    distributions                                                      ---           68,287,544
  Cost of shares purchased (Note 4)                                (4,480,870)      (30,709,784)
-------------------------------------------------------------------------------------------------
    Change in net assets from capital share transactions           (4,480,870)       37,577,760
-------------------------------------------------------------------------------------------------
    Total Increase (Decrease) in Net Assets                       (25,477,875)     (583,196,662)
Net Assets:
  Beginning of period                                           1,368,366,316     1,951,562,978
-------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment
    income of $6,463,076 and $3,788,120, respectively)         $1,342,888,441    $1,368,366,316
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------



1. Significant Accounting Policies

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation -- Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Affiliated Companies -- Investments in companies 5% or more of whose outstanding voting securities are held by the Company are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions and Investment Income -- Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2. Federal Income Taxes

The Company's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at March 31, 2002 was $935,360,688, and net unrealized appreciation aggregated $402,591,054, of which the related gross unrealized appreciation and depreciation were $526,496,674 and $123,905,620, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, periodic reclassifications are made within the Company's capital accounts to reflect income and gains available for distribution under income tax regulations.

3. Investment Transactions

Purchases and sales of portfolio securities, other than options and short-term investments, during the three months ended March 31, 2002 were $84,197,276 and $103,904,124, respectively. Options may be written or purchased by the Company. The Company, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing options is limited to the premium originally paid. Option transactions comprised an insignificant portion of operations during the period ended March 31, 2002. All investment decisions are made by a committee, and no one person is primarily responsible for making recommendations to that committee.

4. Capital Stock

The Company has 10,000,000 authorized and unissued preferred shares without par value.

On December 27, 2001, the Company issued 4,755,400 shares of its Common Stock at a price of $14.36 per share (the average market price on December 10, 2001) to stockholders of record November 19, 2001 who elected to take stock in payment of the distribution from 2001 capital gain and investment income.

The Company may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable. Transactions in Common Stock for 2002 and 2001 were as follows:

                                 Shares                     Amount
                        ------------------------  -------------------------
                        Three months              Three months
                           ended      Year ended     ended      Year ended
                         March 31,   December 31,  March 31,   December 31,
                            2002         2001         2002         2001
                        ------------ ------------ ------------ ------------
    Shares issued in
     payment of
     dividends               --        4,755,400  $        --  $ 68,287,544
    ------------------------------------------------------------------------
       Total increase        --        4,755,400       --      $ 68,287,544
    ------------------------------------------------------------------------
    Shares purchased
     (at a weighted
     average discount
     from net asset
     value of 11.4%
     and 10.0%,
     respectively)        (316,800)   (1,814,400)  (4,480,870)  (30,709,784)
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
       Total decrease     (316,800)   (1,814,400) $(4,480,870) $(30,709,784)
    ------------------------------------------------------------------------
    Net change            (316,800)    2,941,000  $(4,480,870) $ 37,577,760
    ------------------------------------------------------------------------

On March 31, 2002 the Company held a total of 316,800 shares of its Common Stock at a cost of $4,480,870. There were no shares of its Common Stock held at December 31, 2001.

The Company has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 2,610,146 shares of the Company's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

--------------------------------------------------------------------------------


Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Company during subsequent years. At the beginning of 2002, 345,567 options were outstanding, with a weighted average exercise price of $8.7445 per share. During the three months ended March 31, 2002, the Company granted options including stock appreciation rights for 60,704 shares of common stock with a weighted average exercise price of $14.3305. Stock appreciation rights relating to 20,003 stock option shares were exercised at a weighted average market price of $14.26 per share and the stock options relating to those rights, which had a weighted average exercise price of $3.4284 per share, were cancelled. Stock options and stock appreciation rights relating to 47,006 shares, and having a weighted average exercise price of $9.7376, were cancelled. At March 31, 2002, there were outstanding exercisable options to purchase 138,287 common shares at $2.6042-19.5500 per share (weighted average price of $7.6773), and unexercisable options to purchase 200,975 common shares at $2.6042-19.5500 per share (weighted average price of $11.3244). The weighted average remaining contractual life of outstanding exercisable and unexercisable options is 4.1705 years and 6.9333 years, respectively. Total compensation expense recognized for the three months ended March 31, 2002 related to the stock options and stock appreciation rights plan was $(133,089). At March 31, 2002, there were 1,252,673 shares available for future option grants.

5. Retirement Plans

The Company provides retirement benefits for its employees under a non-contributory qualified defined benefit pension plan. The benefits are based on years of service and compensation during the last 5 years of employment. The Company's current funding policy is to contribute annually to the plan only those amounts that can be deducted for federal income tax purposes. The plan assets, consisting of investments in individual stocks, bonds and mutual funds were $11,181,316. In determining the actuarial present value of the projected benefit obligation, the interest rate used for the weighted average discount rate was 7.25%, the expected rate of annual salary increases was 7.0%, and the long-term expected rate of return on plan assets was 8.0%. The projected benefit obligation as of March 31, 2002 was $6,099,942. Prepaid pension cost included in other assets at March 31, 2002 was $6,235,429.

In addition, the Company has a nonqualified benefit plan which provides employees with defined retirement benefits to supplement the qualified plan. The Company does not provide postretirement medical benefits.

6. Expenses

The cumulative amount of accrued expenses at March 31, 2002 for employees and former employees of the Company was $3,197,628. Aggregate remuneration paid or accrued during the three months ended March 31, 2002 to officers and directors amounted to $230,422, which includes a credit of $133,089 for stock options and stock appreciation rights.

7. Portfolio Securities Loaned

The Company makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Company accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Company also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Company. At March 31, 2002, the Company had securities on loan of $110,684,865 and held collateral of $114,908,616.

                               -----------------

Forward-Looking Statements

This report contains "forward-looking statements" within the meaning of the Securities Act of 1933 and the Securities and Exchange Act of 1934. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Company's actual results are the performance of the portfolio of stocks held by the Company, the conditions in the U.S. and international financial markets, the price at which shares of the Company will trade in the public markets, and other factors discussed in the Company's periodic filings with the Securities and Exchange Commission.

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                         Three Months Ended
                                        --------------------
                                            (unaudited)
                                                                   Year Ended December 31
                                        March 31,  March 31, -----------------------------------
                                          2002       2001     2001    2000   1999   1998   1997
                                        ---------  --------- ------- ------ ------ ------ ------
 Per Share Operating Performance*

 Net asset value, beginning of period      $16.05    $23.72   $23.72 $26.85 $21.69 $19.01 $15.80
------------------------------------------------------------------------------------------------

 Net investment income                       0.05      0.06     0.26   0.26   0.25   0.30   0.29

 Net realized gains and change in
   unrealized appreciation and other
   changes                                  (0.22)   (4.22)   (6.32) (1.63)   6.54   3.78   4.22
------------------------------------------------------------------------------------------------

 Total from investment operations           (0.17)   (4.16)   (6.06) (1.37)   6.79   4.08   4.51
------------------------------------------------------------------------------------------------

 Capital share repurchases                   0.01      0.01     0.04   0.09     --     --     --
------------------------------------------------------------------------------------------------

 Less distributions

 Dividends from net investment income      (0.02)    (0.04)   (0.26) (0.22) (0.26) (0.30) (0.29)

 Distributions from net realized gains     (0.06)    (0.04)   (1.39) (1.63) (1.37) (1.10) (1.01)
------------------------------------------------------------------------------------------------

 Total distributions                       (0.08)    (0.08)   (1.65) (1.85) (1.63) (1.40) (1.30)
------------------------------------------------------------------------------------------------

 Net asset value, end of period            $15.81    $19.49   $16.05 $23.72 $26.85 $21.69 $19.01
------------------------------------------------------------------------------------------------

 Per share market price, end of period     $14.12    $17.52   $14.22 $21.00 $22.38 $17.75 $16.13

 Total Investment Return

 Based on market price                     (0.1)%   (16.3)%  (24.7)%   1.7%  36.1%  19.3%  33.1%

 Based on net asset value                  (0.9)%   (17.5)%  (24.7)% (4.3)%  33.6%  23.7%  30.7%

 Ratios/Supplemental Data

 Net assets, end of period (in 000's)     $1,342,888  $1,596,852  $1,368,366 $1,951,563 $2,170,802 $1,688,080 $1,424,170

 Ratio of expenses to average net assets       0.34%+      0.21%+      0.19%      0.24%      0.32%      0.22%      0.39%

 Ratio of net investment income to
   average net assets                          1.31%+      1.14%+      1.33%      0.97%      1.06%      1.48%      1.61%

 Portfolio turnover                           26.96%+     33.65%+     19.15%     12.74%     15.94%     22.65%     17.36%

 Number of shares outstanding at
   end of period (in 000's)*                  84,916      81,927      85,233     82,292     80,842     77,815     74,924

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
+ Ratios presented on an annualized basis.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2002
                                  (unaudited)


                                                  Prin. Amt.
                                                  or Shares   Value (A)
       -                                          ---------- ------------
       Stocks and Convertible Securities -- 92.0%
         Consumer -- 12.2%
          BJ's Wholesale Club, Inc.                 425,000  $ 18,997,500
          Brinker International Inc.                500,000    16,205,000
          Coca-Cola Co.                             170,000     8,884,200
          Dean Foods Co.                            238,700    18,074,364
          Hershey Foods Corp.                       255,000    17,477,700
          PepsiCo, Inc.                             400,000    20,600,000
          Procter & Gamble Co.                      170,000    15,315,300
          Safeway, Inc.                             400,000    18,008,000
          Target Corp.                              435,000    18,757,200
          Tiffany & Co.                             330,000    11,731,500

                                                             ------------
                                                              164,050,764

                                                             ------------
         Energy -- 5.7%
          BP plc ADR (B)                            270,000    14,337,001
          Exxon Mobil Corp.                         316,836    13,886,922
          Petroleum & Resources
           Corporation (C)                        1,913,761    48,322,453

                                                             ------------
                                                               76,546,376

                                                             ------------
         Financial -- 19.2%
          Banking -- 12.6%
          BankNorth Group, Inc.                     474,000    12,489,900
          Citigroup Inc.                            285,000    14,113,206
          Federal Home Loan Mortgage
           Corp.                                    345,000    21,862,650
          Greenpoint Financial Corp.                435,000    19,009,500
          Investors Financial Services
           Corp.                                    300,000    22,815,000
          Mellon Financial Corp.                    420,000    16,207,800
          Provident Bankshares Corp.                335,021     8,040,515
          Wachovia Corp.                            380,000    14,090,400
          Wells Fargo & Co.                         550,000    27,170,000
          Wilmington Trust Corp.                    210,000    14,135,100

                                                             ------------
                                                              169,934,071

                                                             ------------
          Insurance -- 6.6%
          AMBAC Financial Group, Inc.               569,400    33,634,458
          American International Group,
           Inc.                                     759,375    54,781,314

                                                             ------------
                                                               88,415,772

                                                             ------------

                                               Prin. Amt.
                                               or Shares   Value (A)
          -                                    ---------- ------------

            Health Care -- 15.8-%
             Abbott Laboratories                 350,000  $ 18,410,000
             Affymetrix Inc. (B)(D)              210,000     6,085,800
             Applera Corp. - Applied
              Biosystems Group                   210,000     4,693,500
             Bristol-Myers Squibb Co.            300,000    12,147,000
             Caliper Technologies (B)(D)         225,000     2,918,250
             Elan Corp., plc ADR (D)             200,000     2,782,000
             Enzon, Inc. (B)                     100,000     4,429,000
             Genentech, Inc. (D)                 300,000    15,135,000
             GlaxoSmithKline plc ADR (B)         250,360    11,766,920
             HCA Inc. (B)                        390,000    17,191,200
             Human Genome Sciences
              Inc. (D)                           200,000     4,358,000
             Johnson & Johnson (B)               360,000    23,382,000
             Lilly (Eli) & Co.                   190,000    14,478,000
             Merck & Co., Inc.                   250,000    14,395,000
             Pfizer Inc.                         415,000    16,492,100
             Pharmacia Corp.                     368,900    16,630,012
             Vertex Pharmaceuticals Inc. (D)     248,016     6,909,726
             Wyeth Co.                           300,000    19,695,000

                                                          ------------
                                                           211,898,508

                                                          ------------
            Industrials -- 12.9%
             Black & Decker Corp.                300,000    13,962,000
             Canadian National Railway Co.
              5.25% Conv. Pfd. QUIDS
              due 2029                           170,000    11,264,200
             Canadian National Railway
              Co. (B)                             85,000     4,246,600
             Corning Inc. (B)                  1,170,000     8,915,400
             General Electric Co. (B)          1,300,000    48,685,000
             ITT Industries                      200,000    12,608,000
             Minnesota Mining &
              Manufacturing Co.                  215,000    24,727,150
             United Parcel Service, Inc. (B)     315,000    19,152,000
             United Technologies Corp.           400,000    29,680,000

                                                          ------------
                                                           173,240,350

                                                          ------------

--------------------------------------------------------------------------------

                                March 31, 2002
                                  (unaudited)



                                               Prin. Amt
                                               or Shares  Value (A)
                                               --------- -----------
              Information Technology -- 12.7%
               Communication Equipment -- 3.4%
               Ericsson (L.M.) Telephone Co.
                ADR                            2,000,000 $ 8,360,000
               Lucent Technologies Inc. (B)      400,000   1,892,000
               Motorola, Inc. (B)                495,622   7,037,832
               Nokia Corp. ADR (B)             1,380,000  28,621,200

                                                         -----------
                                                          45,911,032

                                                         -----------
               Computer Related -- 6.6%
               BEA Systems Inc. (B)(D)           400,000   5,484,000
               BMC Software Inc. (D)             310,000   6,029,500
               Cisco Systems, Inc. (D)         1,755,000  29,712,150
               DiamondCluster International
                Inc. (B)(D)                      497,500   6,427,700
               Oracle Corp. (D)                  880,000  11,264,000
               Sapient Corp. (D)               1,150,000   5,462,500
               Siebel Systems Inc. (D)           255,000   8,315,550
               Sun Microsystems Inc. (D)         515,000   4,542,300
               Symantec Corp. 3.00% Conv.
                Sub. Notes due 2006              500,000     701,250
               Symantec Corp. (B)(D)             250,000  10,302,500

                                                         -----------
                                                          88,241,450

                                                         -----------
               Electronics -- 2.7%
               Intel Corp.                       690,000  20,982,900
               Solectron Corp. (B)(D)          2,000,000  15,600,000

                                                         -----------
                                                          36,582,900

                                                         -----------
              Materials -- 1.2%
               Engelhard Corp.                   175,000   5,430,250
               Rohm & Haas Co.                   260,000  10,990,200

                                                         -----------
                                                          16,420,450

                                                         -----------

                                           Prin. Amt.
                                           or Shares     Value (A)
                                           ----------- --------------
            Telecom Services -- 4.7%
             Cellular and Wireless -- 1.5%
             Nextel Communications Inc.
              5.25% Conv. Notes
              due 2010 (E)                 $10,000,000 $    5,075,000
             Nextel Communications
              Inc. (B)(D)                    1,040,000      5,595,200
             Vodafone Group plc
              ADS (B)                          492,614      9,078,867

                                                       --------------
                                                           19,749,067

                                                       --------------
             Telephone -- 3.2%
             BellSouth Corp.                   440,000     16,218,400
             SBC Communications Inc. (B)       700,000     26,208,000

                                                       --------------
                                                           42,426,400

                                                       --------------
            Utilities -- 7.6%
             Black Hills Corp.                 450,000     15,066,000
             CINergy Corp.                     440,000     15,730,000
             Duke Energy Corp. 8.25%
              Conv. Pfd. due 2004              400,000     10,284,000
             Duke Energy Corp. (B)             355,000     13,419,000
             Keyspan Corp.                     400,000     14,556,000
             Northwestern Corp.                500,000     11,000,000
             Philadelphia Suburban
              Corp.                            165,000      3,877,500
             TECO Energy, Inc.                 650,000     18,609,500

                                                       --------------
                                                          102,542,000

                                                       --------------
          Total Stocks and Convertible Securities
            (Cost $834,078,904) (F)                     1,235,959,140

                                                       --------------

--------------------------------------------------------------------------------

                                March 31, 2002
                                  (unaudited)



                                               Prin. Amt.   Value (A)
                                               ----------- -----------
          Short-Term Investments -- 7.5%
             U.S. Government Obligations -- 1.9%
               U.S. Treasury Bills,
                1.65%, due 5/23/02             $25,000,000 $24,939,694
                                                           -----------
             Certificates of Deposit -- 0.7%
               Mercantile-Safe Deposit &
                Trust Co., 1.80%, due
                4/9/02                          10,000,000  10,000,000
                                                           -----------
             Commercial Paper -- 4.9%
               AIG Funding Inc., 1.80%,
                due 4/9/02-4/11/02               6,450,000   6.447,180
               ChevronTexaco Inc., 1.78-
                1.79%, due 4/16/02-
                4/18/02                         15,000,000  14,987,839
               GMAC MINT, 1.88-1.90%,
                due 4/4/02-5/7/02               12,975,000  12,963,299
               General Electric Capital
                Corp., 1.79-1.80%,
                due 4/2/02-4/23/02              13,280,000  13,272,030

                                            Prin. Amt.       Value (A)
                                            -----------    --------------

             IBM Corp., 1.73%, due
              4/11/02                       $ 3,610,000    $    3,608,265
             Wells Fargo Financial, Inc.,
              1.82%, due 4/25/02-
              4/30/02                        15,000,000        14,981,118
                                                           --------------
                                                               66,259,731

                                                           --------------
          Total Short-Term Investments
           (Cost $101,199,425)                                101,199,425
                                                           --------------
          Total Investments
           (Cost $935,278,329)                              1,337,158,565
            Cash, receivables and other
              assets, less liabilities                          5,729,876
                                                           --------------
          Net Assets -- 100.0%                             $1,342,888,441
                                                           ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ, except restricted securities.
(B) All or a portion of these securities is on loan. See Note 7 to Financial Statements.
(C) Non-controlled affiliate, a closed-end sector fund.
(D) Presently non-dividend paying.
(E) Restricted security (Nextel Communications Inc. 5.25% Conv. Notes due 2010, acquired 1/21/00, cost $10,000,000).
(F) The aggregate market value of stocks held in escrow at March 31, 2002 covering open call option contracts written was $4,610,450. In addition, the aggregate market value of securities segregated by the custodian required to collateralize open put option contracts written was $3,025,000.

                   PRINCIPAL CHANGES IN PORTFOLIO SECURITIES

--------------------------------------------------------------------------------

                 During the Three Months Ended March 31, 2002
                                  (unaudited)



                                                                                    Shares
                                                                    ---------------------------------------
                                                                                                  Held
                                                                    Additions     Reductions March 31, 2002
                                                                    ---------     ---------- --------------
BEA Systems, Inc...................................................   30,000                     400,000
BJ's Wholesale Club, Inc...........................................   87,500                     425,000
Brinker International, Inc.........................................  475,000                     500,000
Bristol-Myers Squibb Co............................................   20,000                     300,000
CINergy Corp.......................................................  140,000                     440,000
Dean Foods Co......................................................  110,000                     238,700
PepsiCo, Inc.......................................................   65,000                     400,000
Pfizer Inc.........................................................  115,000                     415,000
Rohm & Haas Co.....................................................  260,000                     260,000
Safeway, Inc.......................................................  330,000                     400,000
Siebel Systems Inc.................................................   60,000                     255,000
Symantec Corp......................................................  125,000/(1)/   30,000       250,000
Target Corp........................................................  435,000                     435,000
Black Hills Corp...................................................                105,000       450,000
Cisco Systems, Inc.................................................                 80,000     1,755,000
Citigroup Inc......................................................                116,023       285,000
Engelhard Corp.....................................................                355,000       175,000
Genentech, Inc.....................................................                 50,000       300,000
General Electric Co................................................                300,000     1,300,000
Investors Financial Services Corp..................................                187,500       300,000
ITT Industries.....................................................                155,000       200,000
Ivex Packaging Corp................................................                520,000          --
Minnesota Mining & Manufacturing Co................................                 70,000       215,000
Mirant Corp........................................................                400,000          --
Oracle Corp........................................................                300,000       880,000
Qwest Communications International, Inc. 5.75% TRENDS Pfd. due 2003                538,000          --
RCN Corp...........................................................                 94,000          --
Time Warner Telecom Inc............................................                404,500          --
Tiffany & Co.......................................................                 20,000       330,000

--------
(1) By stock split.

                        HISTORICAL FINANCIAL STATISTICS

--------------------------------------------------------------------------------



                                                                   Dividends    Distributions
                                                          Net         from          from
                                                         Asset   Net Investment Net Realized
                              Value of       Shares    Value per     Income         Gains
December 31                  Net Assets   Outstanding*  Share*     per Share*    per Share*
-----------                  ----------   ------------ --------- -------------- -------------
1992...................... $  696,924,779  51,039,938   $13.65       $ .31          $ .77
1993......................    840,610,252  63,746,498    13.19         .30            .79
1994......................    798,297,600  66,584,985    11.99         .33            .73
1995......................    986,230,914  69,248,276    14.24         .35            .76
1996......................  1,138,760,396  72,054,792    15.80         .35            .80
1997......................  1,424,170,425  74,923,859    19.01         .29           1.01
1998......................  1,688,080,336  77,814,977    21.69         .30           1.10
1999......................  2,170,801,875  80,842,241    26.85         .26           1.37
2000......................  1,951,562,978  82,292,262    23.72         .22           1.63
2001......................  1,368,366,316  85,233,262    16.05         .26           1.39
March 31, 2002 (unaudited)  1,342,888,441  84,916,462    15.81        .10+            .06

--------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October, 2000.
+ Paid or declared.
                               -----------------

                                 Common Stock
                     Listed on the New York Stock Exchange
                           and the Pacific Exchange
                           The Adams Express Company
            Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                         Website: www.adamsexpress.com
                       E-mail: contact@adamsexpress.com
                  Telephone: (410) 752-5900 or (800) 638-2479
                      Counsel: Chadbourne & Parke L.L.P.
              Independent Accountants: PricewaterhouseCoopers LLP
              Transfer Agent, Registrar & Custodian of Securities
                             The Bank of New York
                              101 Barclay Street
                              New York, NY 10286
          The Bank's Shareholder Relations Department: (877) 260-8188
                     E-mail: Shareowner-svcs@bankofny.com

                        ANNUAL MEETING OF STOCKHOLDERS

--------------------------------------------------------------------------------


The Annual Meeting of Stockholders was held on March 26, 2002. For those nominated, the following votes were cast for directors:

                                                       votes
                                           votes for  withheld
                                           ---------- ---------
                 (A) Enrique R. Arzac:     71,572,617 1,332,360

                 (B) Daniel E. Emerson:    71,306,905 1,598,072

                 (C) Edward J. Kelly, III: 71,627,785 1,277,192

                 (D) Thomas H. Lenagh:     71,009,025 1,895,952

                 (E) W.D. MacCallan:       71,381,711 1,523,286

                 (F) W. Perry Neff:        71,413,563 1,491,563

                 (G) Douglas G. Ober:      71,519,852 1,385,125

                 (H) Landon Peters:        71,452,424 1,452,553

                 (I) John J. Roberts:      71,304,701 1,600,276

                 (J) Susan C. Schwab:      71,618,103 1,286,874

                 (K) Robert J.M. Wilson:   71,241,929 1,663,048

A proposal to approve and ratify the selection of PricewaterhouseCoopers LLP as the firm of independent accountants of the Company for 2002 was approved with 71,735,554 votes for, 596,061 votes against, and 573,362 votes abstaining.


                               -----------------

 This report, including the financial statements herein, is transmitted to the stockholders of The Adams Express Company for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Company or of any securities mentioned in the report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

                     SHAREHOLDER INFORMATION AND SERVICES

--------------------------------------------------------------------------------


DIVIDEND PAYMENT SCHEDULE

The Company presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1, and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their election by notifying their brokerage house representative.

BuyDIRECT/SM/*

BuyDIRECT is a direct purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, The Bank of New York. The Plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Adams Express shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

             Initial Enrollment                          $7.50
             A one-time fee for new accounts who are not currently
             registered holders.

             Optional Cash Investments
               Service Fee                $2.50 per investment
               Brokerage Commission            $0.05 per share

             Reinvestment of Dividends**
               Service Fee              10% of amount invested
                                 (maximum of $2.50 per investment)
               Brokerage Commission            $0.05 per share
             Sale of Shares
               Service Fee                              $10.00
               Brokerage Commission            $0.05 per share

             Deposit of Certificates for safekeeping    Included

             Book to Book Transfers                     Included
             To transfer shares to another participant or to a new
             participant

             Fees are subject to change at any time.

              Minimum and Maximum Cash Investments
              Initial minimum investment (non-holders)    $500.00
              Minimum optional investment
               (existing holders)                          $50.00
              Electronic Funds Transfer (monthly
               minimum)                                    $50.00
              Maximum per transaction                  $25,000.00
              Maximum per year                               NONE

A brochure which further details the benefits and features of BuyDIRECT as well as an enrollment form may be obtained by contacting The Bank of New York.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, The Bank of New York's Dividend Reinvestment Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in the Plan or contact The Bank of New York about the BuyDIRECT Plan.

                               -----------------

              The Company               The Transfer Agent
              The Adams Express Company The Bank of New York Lawrence L. Hooper, Jr., Shareholder Relations Vice President, Secretary Dept.-8W
               and General Counsel      P.O. Box 11258
              Seven St. Paul            Church Street Station
               Street, Suite 1140       New York, NY 10286
              Baltimore, MD 21202       (877) 260-8188
              (800) 638-2479            Website:
              Website:                  http://stock.bankofny.com
              www.adamsexpress.com      E-mail:
              E-mail:                   Shareowner-svcs@
              contact@adamsexpress.com  bankofny.com

*BuyDIRECT is a service mark of The Bank of New York.
**The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There would be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

14